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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09477

ING Variable Insurance Trust
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14

The schedules are not audited.

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 2.6%
		U.S. Treasury STRIP: 2.6%
350,000	ˆˆ	0.790%, due 11/15/13	$349,979	2.6

		Total U.S. Treasury Obligations (Cost $341,340)	349,979	2.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 84.2%
		Federal Home Loan Mortgage Corporation: 13.0%##
1,761,000	ˆˆ, Z	0.680%, due 11/15/13	1,759,700	13.0

		Federal National Mortgage Association: 24.2%##
3,293,000	ˆ, Z	0.950%, due 01/15/14	3,290,562	24.2

		Other U.S. Agency Obligations: 47.0%
3,015,000	ˆ, Z	0.590%, due 11/11/13	3,013,296	22.2
3,364,000	Z	0.300%, due 01/15/14	3,361,894	24.8
			6,375,190	47.0

		Total U.S. Government Agency Obligations (Cost $10,976,628)	11,425,452	84.2

		Total Long-Term Investments (Cost $11,317,968)	11,775,431	86.8

SHORT-TERM INVESTMENTS: 13.3%
		U.S. Government Agency Obligations: 11.1%
1,500,000	Z	Federal Home Loan Bank Discount Notes, 0.010%, 12/19/13 (Cost $1,499,605)	1,499,967	11.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
301,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $301,000)	301,000	2.2

	Total Short-Term Investments (Cost $1,800,605)	1,800,967	13.3

	Total Investments in Securities (Cost $13,118,573)	$13,576,398	100.1
	Liabilities in Excess of Other Assets	(16,298)	(0.1)
	Net Assets	13,560,100	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

STRIP	Separate Trading of Registered Interest and Principal of Securities
ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

ˆˆ	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$457,825
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$457,825

ING GET U.S. CORE PORTFOLIO SERIES 13	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Short-Term Investments	$301,000	$1,499,967	$—	$1,800,967
U.S. Treasury Obligations	—	349,979	—	349,979
U.S. Government Agency Obligations	—	11,425,452	—	11,425,452
Total Investments, at fair value	$301,000	$13,275,398	$—	$13,576,398

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 1.7%
		U.S. Treasury STRIP: 1.7%STRIP
474,000	ˆ ,Z	0.230%, due 05/15/14	$473,795	$1 .7

		Total U.S. Treasury Obligations (Cost $467,687)	473,795	1 .7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 68.8%
		Federal Home Loan Bank: 10.1%STRIP
2,800,000		5.250%, due 06/18/14	2,902,654	10 .1

		Federal Home Loan Mortgage Corporation: 24.2%##STRIP
6,973,000	Z	0.720%, due 07/15/14	6,937,271	24 .2

		Federal National Mortgage Association: 24.8%##STRIP
7,123,000	ˆ, Z	0.710%, due 05/15/14	7,117,287	24 .8

		Other U.S. Agency Obligations: 9.7%STRIP
2,796,000	Z	0.350%, due 07/15/14	2,790,447	9 .7

		Total U.S. Government Agency Obligations (Cost $19,279,944)	19,747,659	68 .8

FOREIGN GOVERNMENT BONDS: 27.9%
8,022,000	Z	Israel Government International Bond, 0.360%, 08/15/14	7,996,594	27 .9

		Total Foreign Government Bonds (Cost $7,814,586)	7,996,594	27 .9

		Total Long-Term Investments (Cost $27,562,217)	28,218,048	98 .4

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.6%
	Repurchase Agreement: 2.6%
754,000	Deutsche Bank Repurchase Agreement dated 09/30/13, 0.100%, due 10/1/13, $754,002 to be received upon repurchase (Collateralized by $753,000, FNSM, FHLB, FMNT, 0.375%–5.250%, Market Value plus accrued interest $769,280 due 12/21/15–12/11/20) (Cost $754,000)	$754,000	2.6

	Total Short-Term Investments (Cost $754,000)	754,000	2.6

	Total Investments in Securities (Cost $28,316,217)	$28,972,048	101.0
	Liabilities in Excess of Other Assets	(279,061)	(1.0)
	Net Assets	$28,692,987	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

STRIP	Separate Trading of Registered Interest and Principal of Securities
ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$655,831
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$655,831

ING GET U.S. CORE PORTFOLIO SERIES 14	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$473,795	$—	$473,795
Short-Term Investments	—	754,000	—	754,000
U.S. Government Agency Obligations	—	19,747,659	—	19,747,659
Foreign Government Bonds	—	7,996,594	—	7,996,594
Total Investments, at fair value	$—	$28,972,048	$—	$28,972,048

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 25, 2013